CONSOLIDATED STATEMENTS OF CASH FLOWS (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities:
Net income	¥ 500,235	¥ 881,156	¥ 648,957
Less: Net income (loss) attributable to noncontrolling interests	1,751	5,744	(7,432)
Net income attributable to MHFG shareholders	498,484	875,412	656,389
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	161,258	157,165	165,721
Provision (credit) for loan losses	(126,230)	139,947	(23,044)
Investment losses (gains)-net	(265,531)	(121,159)	32,991
Foreign exchange losses (gains)-net	127,254	160,588	(5,747)
Deferred income tax expense (benefit)	90,375	(43,831)	(40,939)
Net change in trading account assets	7,205,841	(2,336,912)	(2,953,353)
Net change in trading account liabilities	(2,359,775)	(536,213)	329,761
Net change in loans held for sale	(53,291)	4,571	3,860
Net change in accrued income	21,735	(22,386)	(9,321)
Net change in accrued expenses	12,262	(20,215)	15,286
Other-net	638,926	445,045	38,965
Net cash provided by (used in) operating activities	5,951,308	(1,297,988)	(1,789,431)
Cash flows from investing activities:
Proceeds from sales of investments	64,003,905	75,617,212	69,659,407
Proceeds from maturities of investments	9,862,926	14,578,614	15,079,088
Purchases of investments	(65,822,738)	(89,109,906)	(87,496,663)
Proceeds from sales of loans	215,419	144,244	224,957
Net change in loans	(2,313,291)	(2,501,863)	(1,703,880)
Net change in interest-bearing deposits in other banks	(7,417,572)	(4,638,673)	2,074,843
Net change in call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	2,306,310	(268,103)	480,641
Proceeds from sales of premises and equipment	39,324	18,002	13,231
Purchases of premises and equipment	(456,980)	(161,359)	(174,517)
Net cash provided by (used in) investing activities	417,303	(6,321,832)	(1,842,893)
Cash flows from financing activities:
Net change in deposits	657,308	7,417,964	2,109,866
Net change in debentures			(740,933)
Net change in call money and funds purchased, and payables under repurchase agreements and securities lending transactions	(6,771,338)	7,468,344	3,594,469
Net change in due to trust accounts	122,765	59,537	(69,662)
Net change in other short-term borrowings	(724,788)	(7,251,033)	(1,261,955)
Proceeds from issuance of long-term debt	1,999,764	1,602,983	1,052,849
Repayment of long-term debt	(1,097,627)	(1,488,151)	(1,479,148)
Proceeds from noncontrolling interests	43,083	1,057	627
Payment to noncontrolling interests	(1)	(11)	(107)
Proceeds from issuance of common stock			5
Proceeds from sales of treasury stock	11	1,074	1,961
Purchases of treasury stock	(37,013)	(7)	(2,560)
Dividends paid	(152,163)	(152,514)	(215,902)
Dividends paid to noncontrolling interests	(12,006)	(19,384)	(23,666)
Net cash provided by (used in) financing activities	(5,972,005)	7,639,859	2,965,844
Effect of exchange rate changes on cash and due from banks	31,831	31,776	(1,424)
Net increase (decrease) in cash and due from banks	428,437	51,815	(667,904)
Cash and due from banks at beginning of fiscal year	1,268,442	1,216,627	1,884,531
Cash and due from banks at end of fiscal year	1,696,879	1,268,442	1,216,627
Supplemental disclosure of cash flow information:
Interest paid	408,803	447,766	427,104
Income taxes paid (refunded), net	122,619	92,547	40,211
Noncash investing activities:
Transfer from loans into other investments			1,351
Investment in capital leases	7,901	8,547	2,985
Noncash acquisition of noncontrolling interests in stock exchanges (Note 14)			¥ 216,558